Derivative Financial Instruments - Cross Currency Interest Rate Swaps (Details 2) - Cross currency interest rate $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Fair value of derivative instruments
Balance at beginning of period	$ 417
Discontinued and terminated contracts	(417)
Balance at end of period	$ 0